Segment Reporting	12 Months Ended
Mar. 31, 2026
Disclosure of geographical areas [abstract]
Segment Reporting
17.
SEGMENT REPORTING

Geographic allocation

The CODM evaluates operating segments based on revenue and segment profit/(loss). Total revenue for reportable segments equals consolidated revenue for the Predecessor and the Successor. Segment profit/(loss) is defined as net profit or loss of each operating segment excluding the unallocated overhead cost.

The Predecessor and the Successor allocate revenue based on the geographical location of the operations.

	Saudi Arabia	Singapore	Malaysia	Thailand	Indonesia	Cayman and others*	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
2026 (Successor)
Segment Revenue, net	91,761	19,267	12,781	13,308	15,677	3,116	155,910
Segment Profit (Loss)	25,665	4,066	2,668	2,071	2,653	(3,245)	33,878
Assets as of March 31, 2026	104,472	33,662	14,894	17,601	14,544	51,967	237,140
Liabilities as of March 31, 2026	12,355	15,309	2,525	2,105	3,241	4,214	39,749
2025 (Successor)
Segment Revenue, net	141,084	19,407	15,265	11,399	13,555	2,897	203,607
Segment Profit (Loss)	34,295	6,571	3,797	1,934	1,247	(867)	46,977
Assets as of March 31, 2025	75,886	34,694	12,467	11,346	14,646	21,466	170,505
Liabilities as of March 31, 2025	10,712	13,007	3,577	2,667	3,983	1,972	35,918
2024
Segment Revenue, net from April 1 to June 15, 2023 (Predecessor)	3,544	4,577	3,402	2,367	3,740	552	18,182
Segment Revenue, net from June 16, 2023 to March 31, 2024 (Successor)	112,015	19,011	11,102	7,603	11,154	2,382	163,267
Segment Profit (Loss) from April 1 to June 15, 2023 (Predecessor)	247	810	857	515	(188)	134	2,375
Segment Profit from June 16, 2023 to March 31, 2024 (Successor)	23,351	6,773	1,957	1,316	2,311	46,380	82,088
Assets as of March 31, 2024 (Successor)	66,015	36,495	10,594	8,806	10,634	20,888	153,432
Liabilities as of March 31, 2024 (Successor)	18,064	37,478	5,073	2,423	2,499	7,541	73,078

* Others refers to a minor business region which is Brunei (2025 and 2024: Brunei and Australia).